PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT AND ESTIMATED SERVICE LIVES

Property and equipment and estimated service lives consist of the following:

	September 30, 2025	December 31, 2024	Useful Life (years)
Furniture and office equipment	$12,212	$12,212	5-10
Vehicles	–	–	3-7
Total	12,212	12,212
Less: accumulated depreciation	(7,118)	(5,805)
Property and equipment, net	$5,094	$6,407

Property and equipment and estimated service lives consist of the following:

	December 31, 2024	December 31, 2023	Useful Life (years)
Furniture and office equipment	$12,212	$12,212	5-10
Vehicles	–	18,672	3-7
Total	12,212	30,884
Less: accumulated depreciation	(5,805)	(11,959)
Property and equipment, net	$6,407	$18,925